UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03541

Asset Management Fund

 (Exact name of registrant as specified in charter)

Foreside Management Services, LLC

690 Taylor Road, Suite 210

Gahanna, OH 43230

(Address of principal executive offices)          (Zip code)

Foreside Management Services, LLC

690 Taylor Road, Suite 210

 Gahanna, OH 43230

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800)-527-3713

Date of fiscal year end: 10/31

Date of reporting period: 1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	82.7%
1 Yr. Constant Maturity Treasury Based ARMS	25.5%
Fannie Mae Grantor Trust
3.94%		5/25/42	$5,339,317	$5,579,586
3.17%		8/25/43	7,289,580	7,511,912
Fannie Mae Whole Loan
4.19%		8/24/42	2,226,226	2,357,190
3.43%		8/25/42	5,008,592	5,289,583
3.01%		4/25/45	8,424,967	8,634,810
				29,373,081
12 Mo. London Interbank Offering Rate (LIBOR)	53.2%
Fannie Mae
2.98%		9/1/36	207,675	218,164
2.95%		6/1/37	10,411,184	11,004,362
3.07%		8/1/37	17,208,640	18,106,208
2.77%		9/1/38	14,182,431	14,887,511
2.95%		5/1/39	6,839,596	7,229,890
Freddie Mac
2.91%		5/1/39	9,408,302	9,902,473
				61,348,608
6 Mo. Certificate of Deposit Based ARMS	0.8%
Fannie Mae
2.13%		6/1/21	126,012	126,436
2.67%		12/1/24	578,421	589,902
Freddie Mac
2.94%		1/1/26	209,216	214,985
				931,323
SBA Pool Floaters.	3.2%
Small Business Administration Pool
3.83%		10/25/38	3,348,994	3,698,053
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(Cost $94,830,393)				95,351,065

See notes to Schedule of Investments.

1

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND

SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
FIXED RATE MORTGAGE-RELATED SECURITIES	14.8%
15 Yr. Securities	0.0%
Fannie Mae
6.00%		7/1/17	$3,217	$3,241
6.00%		7/1/17	4,188	4,227
Freddie Mac
6.00%		6/1/17	4,991	5,019
				12,487
30 Yr. Securities	7.4%
Fannie Mae
5.00%		6/1/41	734,882	819,910
5.00%		6/1/41	929,376	1,036,908
5.00%		6/1/41	4,349,576	4,852,835
Freddie Mac
6.00%		6/16/37	1,693,121	1,848,871
				8,558,524
Collateralized Mortgage Obligations	7.4%
Fannie Mae
5.00%		2/25/18	201,221	204,154
Government National Mortgage Association
1.35%		6/16/37	8,398,652	8,239,775
				8,443,929
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $17,181,433)				17,014,940

See notes to Schedule of Investments.

2

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES*	2.4%
Northern Institutional Treasury Portfolio, 0.36%		2,791,338	$2,791,338
TOTAL INVESTMENT COMPANIES (Cost $2,791,338)			2,791,338
TOTAL INVESTMENTS (Cost $114,803,164)	99.9%		115,157,343
NET OTHER ASSETS (LIABILITIES)	0.1%		82,255
NET ASSETS	100.0%		$115,239,598

*	The rates presented are the rates in effect at January 31, 2017.

See notes to Schedule of Investments.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.9%
Banks	5.6%
Bank of America Corp.		71,615	$1,621,364
Fifth Third Bancorp		30,000	783,000
			2,404,364
Capital Goods	8.2%
Cummins, Inc.		10,000	1,470,100
Eaton Corp. PLC		20,678	1,463,589
Ingersoll-Rand PLC		7,689	610,122
			3,543,811
Consumer Services	4.6%
Carnival Corp.		8,396	464,971
McDonald’s Corp.		12,381	1,517,539
			1,982,510
Diversified Financials	2.1%
Discover Financial Services		12,942	896,622
Energy	3.3%
Valero Energy Corp.		21,335	1,402,990
Food & Staples Retailing	1.6%
CVS Health Corp.		8,500	669,885
Food Beverage & Tobacco	3.4%
PepsiCo, Inc.		14,154	1,468,902
Health Care Equipment & Services	5.8%
Aetna, Inc.		6,642	787,808
UnitedHealth Group, Inc.		10,589	1,716,477
			2,504,285
Insurance	6.5%
Aflac, Inc.		17,975	1,258,070
Old Republic International Corp.		12,474	259,459
Prudential Financial, Inc.		12,188	1,281,081
			2,798,610
Materials	5.6%
LyondellBasell Industries NV		15,753	1,469,283
Sherwin-Williams (The) Co.		3,125	949,406
			2,418,689

See notes to Schedule of Investments.

ASSET MANAGEMENT FUND LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS January 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pharmaceuticals & Biotechnology	7.9%
AbbVie, Inc.		24,539	$1,499,578
Amgen, Inc.		6,570	1,029,388
Merck, Inc.		14,250	883,357
			3,412,323
Real Estate Investment Trusts	2.6%
Simon Property Group, Inc.		6,137	1,127,797
Retailing	4.2%
Kohl’s Corp.		27,947	1,113,129
Lowe’s Cos., Inc.		9,576	699,814
			1,812,943
Semiconductors & Semiconductor	3.8%
Intel Corp.		44,877	1,652,371
Software & Services	9.1%
Alphabet, Inc.(a)		2,328	1,909,402
Facebook, Inc.		4,000	521,280
Oracle, Corp.		37,237	1,493,576
			3,924,258
Specialty Retail	4.0%
Home Depot		12,476	1,716,448
Technology Hardware & Equipment	6.4%
Cisco Systems, Inc.		36,184	1,111,572
Seagate Technology PLC		36,179	1,633,482
			2,745,054
Telecommunication Services	4.4%
AT&T, Inc.		45,427	1,915,202
Utilities	7.8%
Edison International		11,762	857,215
FirstEnergy Corp.		38,500	1,167,320
Public Service Enterprise Group, Inc.		29,790	1,318,207
			3,342,742
TOTAL COMMON STOCKS (Cost $36,000,330)			41,739,806

See notes to Schedule of Investments.

ASSET MANAGEMENT FUND LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS January 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES*	3.2%
Northern Institutional Treasury Portfolio, 0.36%		1,377,023	$1,377,023
TOTAL INVESTMENT COMPANIES (Cost $1,377,023)			1,377,023

TOTAL INVESTMENTS (Cost $37,377,353)	100.1%		43,116,829
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(31,064)
NET ASSETS	100.0%		$43,085,765

*	The interest rate presented is the rate in effect at January 31, 2017.

(a)	Non-income producing security.

See notes to Schedule of Investments.

ASSET MANAGEMENT FUND NOTES TO SCHEDULES OF INVESTMENTS January 31, 2017 (Unaudited)

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of January 31, 2017, the Trust is authorized to issue an unlimited number of shares, at no par value, in two separate series: the Ultra Short Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The Ultra Short Mortgage Fund offers a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

A.	Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 — quoted prices in active markets for identical assets

● Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

ASSET MANAGEMENT FUND NOTES TO SCHEDULES OF INVESTMENTS January 31, 2017 (Unaudited)

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Trust’s Pricing Committee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Trust’s Pricing Committee to fair value the security or securities.

Within the fair value pricing methodology implemented by the Pricing Committee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value (“NAV”) volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

ASSET MANAGEMENT FUND NOTES TO SCHEDULES OF INVESTMENTS January 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2017:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Ultra Short Mortgage Fund
Assets:
U.S. Government Agency Mortgages*	$-	$112,366,005	$ -	$112,366,005
Investment Companies	2,791,338	-	-	2,791,338
Total Investments	2,791,338	112,366,005	-	115,157,343
Large Cap Equity Fund
Common Stocks	41,739,806	-	-	41,739,806
Investment Companies	1,377,023	-	-	1,377,023
Total Investments	43,116,829	-	-	43,116,829

* Classifications as defined in the Schedule of Investments

As of January 31, 2017 there were no Level 3 securities held by the Funds. The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of January 31, 2017, based on levels assigned to securities as of October, 31, 2016.

REPURCHASE AGREEMENTS

The Ultra Short Mortgage Fund may invest in obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks that may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The Fund, through the custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the custodian to take possession of all securities held as collateral for repurchase agreements. The fair value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by Fund may be delayed or limited. There were no repurchase agreements held by the Ultra Short Mortgage Fund as of January 31, 2017.

SECURITIES PURCHASED OR SOLD ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

Each Fund may purchase or sell securities on a when-issued basis or delayed-delivery basis. With when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased or sold on a delayed-delivery basis, the price of the securities is fixed at the time of the commitment to purchase or sell is made, but settlement may take place at a future date. By the time of delivery, securities purchased or sold on a when-issued or delayed-delivery basis may be valued at less than the purchase or sell price. At the time when-issued or delayed delivery securities are purchased or sold, the Fund must set aside funds or securities in a segregated account to pay for the purchase or as collateral for the sale. There were no securities purchased or sold on a when-issued or delayed-delivery basis held by the Funds as of January 31, 2017.

ASSET MANAGEMENT FUND NOTES TO SCHEDULES OF INVESTMENTS January 31, 2017 (Unaudited)

MORTGAGE-BACKED TO-BE-ANNOUNCED TRANSACTIONS

A Mortgage-Backed To-Be-Announced (“TBA”) trade represents a forward contract for the purchase or sale of single-family mortgage-related securities to be delivered on a specified future date. In a typical TBA trade, the specific pool of mortgages that will be delivered to fulfill the forward contract are unknown at the time of the trade. The parties to a TBA trade agree upon the issuer, coupon, price, product type, amount of securities and settlement date for delivery. Settlement for TBA trades is standardized to occur on one specific day each month. The mortgage-related securities that ultimately will be delivered, and the loans backing those mortgage-related securities, frequently have not been created or originated at the time of the TBA trade, even though a price for the securities is agreed to at that time.

The Ultra Short Mortgage Fund may engage in TBA transactions that are utilized to manage cash positions as well as to manage interest rate and prepayment risks. The Fund may engage in forward sales of TBA trades only when the Fund has identified the actual mortgage pool held in position to be delivered in fulfillment of the TBA trade obligation (specifying the pool or CUSIP number). These pools must be deliverable into the sold TBA position. At January 31, 2017, there were no mortgage-backed TBA forward sales in the Ultra Short Mortgage Fund.

FEDERAL INCOME TAX INFORMATION

At January 31, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized Appreciation
Portfolio	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
AMF Ultra Short Mortgage Fund	$114,804,275	$984,950	$(631,882)	$353,068
AMF Large Cap Equity Fund	37,377,353	5,900,350	(160,874)	5,739,476

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: March 22, 2017

By (Signature and Title)

/s/ Dana Gentile
Dana Gentile, President

Date: March 22, 2017